Pension Plans, Retirement Benefits and Savings Plans (details) - Additional Pension Disclosures (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other changes in benefit plan assets and benefit obligations recognized in other comprehensive income:
Total other changes in benefit plan assets and benefit obligations recognized in other comprehensive income	$ (647,000,000)	$ 69,000,000	$ 307,000,000
Pension Plans [Member]
Defined benefit plan disclosure
Total accumulated benefit obligation	3,050,000,000	3,210,000,000
Aggregate projected benefit obligation for pension plans with an accumulated benefit obligation in excess of plan assets	123,000,000	3,250,000,000
Aggregate accumulated benefit obligation for pension plans with an accumulated benefit obligation in excess of plan assets	121,000,000	3,200,000,000
Fair value of plan assets for pension plans with an accumulated benefit obligation in excess of plan assets	33,000,000	2,850,000,000
Components of net periodic benefit cost and other amounts recognized in other comprehensive income
Service cost	118,000,000	113,000,000	98,000,000
Interest cost on benefit obligation	132,000,000	138,000,000	135,000,000
Expected return on plan assets	(208,000,000)	(187,000,000)	(182,000,000)
Net periodic benefit cost, amortization of unrecognized net actuarial loss (gain)	107,000,000	89,000,000	76,000,000
Net periodic benefit cost, net benefit expense	149,000,000	153,000,000	127,000,000
Other changes in benefit plan assets and benefit obligations recognized in other comprehensive income:
Other changes in benefit plan assets and benefit obligations recognized in other comprehensive income, net actuarial loss (gain)	(518,000,000)	176,000,000	388,000,000
Other changes in benefit plan assets and benefit obligations recognized in other comprehensive income, amortization of net actuarial gain (loss)	(107,000,000)	(89,000,000)	(76,000,000)
Total other changes in benefit plan assets and benefit obligations recognized in other comprehensive income	(625,000,000)	87,000,000	312,000,000
Total other changes recognized in net benefit expense and other comprehensive income	(476,000,000)	240,000,000	439,000,000
Estimated net actuarial gain (loss) that will be amortized from other comprehensive income into net periodic benefit cost over the next fiscal year	(65,000,000)
Estimated prior service benefit to be amortized over the next fiscal year	0
Estimated Future Benefit Payments
Benefits expected to be paid, 2014	165,000,000
Benefits expected to be paid, 2015	176,000,000
Benefits expected to be paid, 2016	187,000,000
Benefits expected to be paid, 2017	198,000,000
Benefits expected to be paid, 2018	209,000,000
Benefits expected to be paid, 2019 through 2023	1,165,000,000
Qualified Domestic Pension Plan [Member]
Defined benefit plan disclosure
Total accumulated benefit obligation	2,850,000,000	3,010,000,000
Components of net periodic benefit cost and other amounts recognized in other comprehensive income
Service cost	112,000,000	107,000,000
Interest cost on benefit obligation	124,000,000	129,000,000
Nonqualified and Foreign Pension Plans [Member]
Defined benefit plan disclosure
Total accumulated benefit obligation	200,000,000	200,000,000
Components of net periodic benefit cost and other amounts recognized in other comprehensive income
Service cost	6,000,000	6,000,000
Interest cost on benefit obligation	8,000,000	9,000,000
Postretirement Benefit Plans [Member]
Components of net periodic benefit cost and other amounts recognized in other comprehensive income
Interest cost on benefit obligation	9,000,000	12,000,000	13,000,000
Expected return on plan assets	(1,000,000)	(1,000,000)	(1,000,000)
Net periodic benefit cost, amortization of unrecognized prior service benefit	(2,000,000)
Net periodic benefit cost, amortization of unrecognized net actuarial loss (gain)		(1,000,000)
Net periodic benefit cost, net benefit expense	6,000,000	10,000,000	12,000,000
Other changes in benefit plan assets and benefit obligations recognized in other comprehensive income:
Other changes in benefit plan assets and benefit obligations recognized in other comprehensive income, net actuarial loss (gain)	(24,000,000)	11,000,000	(5,000,000)
Other changes in benefit plan assets and benefit obligations recognized in other comprehensive income, plan amendments		(31,000,000)
Other changes in benefit plan assets and benefit obligations recognized in other comprehensive income, amortization of prior service benefit	2,000,000
Other changes in benefit plan assets and benefit obligations recognized in other comprehensive income, amortization of net actuarial gain (loss)		1,000,000
Total other changes in benefit plan assets and benefit obligations recognized in other comprehensive income	(22,000,000)	(19,000,000)	(5,000,000)
Total other changes recognized in net benefit expense and other comprehensive income	(16,000,000)	(9,000,000)	7,000,000
Estimated net actuarial gain (loss) that will be amortized from other comprehensive income into net periodic benefit cost over the next fiscal year	2,000,000
Estimated prior service benefit to be amortized over the next fiscal year	3,000,000
Estimated Future Benefit Payments
Benefits expected to be paid, 2014	15,000,000
Benefits expected to be paid, 2015	15,000,000
Benefits expected to be paid, 2016	15,000,000
Benefits expected to be paid, 2017	15,000,000
Benefits expected to be paid, 2018	14,000,000
Benefits expected to be paid, 2019 through 2023	$ 70,000,000